GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of Goodwill

	Reporting units/operating segment
	Express	Freight
	delivery	delivery	Store+	Others	Total
Balance as of January 1, 2018	241,623	5,580	181,176	20,205	448,584
Goodwill acquired	—	—	20,492	—	20,492
Balance as of December 31, 2018	241,623	5,580	201,668	20,205	469,076
Balance as of December 31, 2018 (US$)	35,143	812	29,330	2,939	68,224